RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

Note 13–  RELATED PARTY BALANCES AND TRANSACTIONS

Hexin Information Services Co., Ltd. and Hexin Financial Information Services (Beijing) Co., Ltd. (together “Hexin Group”) were incorporated and owned by Mr. Xiaobo An, the Chairman of the Board (the “Controlling Shareholder”). The Company historically utilized Hexin Group’s centralized banking systems for its own cash and banking management, which resulted in a significant balance of amount due from related party‑Hexin Group. In addition, Hexin Group also paid expense on behalf of the Company. The Company has recorded all expenses paid by Hexin Group on behalf of the Company in the related historical periods presented in its consolidated financial statements. Since  January 12, 2017, the Company has separated its treasury management function from the Hexin Group. As of March 31, 2020 and 2019, there was no balance between the Company and the related parties. For the fiscal years ended March 31, 2018, 2019 and 2020, there were no related party transactions between the Company and the related parties.